Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, Net
	December 31,	December 31,
	2023	2022
	USD thousands	USD thousands
Cost:
Computers	68	70
Furniture and equipment	33	33
Laboratory equipment	400	399
Website development	14	14
Leasehold improvements	14	16
	529	532
Less - accumulated depreciation	(226)	(165)

	303	367